Document and Entity Information	May 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2024
Entity File Number	001-40619
Entity Registrant Name	BLUE FOUNDRY BANCORP
Entity Central Index Key	0001846017
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2831373
Entity Address, Address Line One	19 Park Avenue
Entity Address, City or Town	Rutherford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07070
City Area Code	201
Local Phone Number	939-5000
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	BLFY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false